Cover	Apr. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2024
Entity File Number	0-53029
Entity Registrant Name	C-Bond Systems, Inc.
Entity Central Index Key	0001421636
Entity Tax Identification Number	26-1315585
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	2029 Pat Booker Rd.
Entity Address, City or Town	Universal City
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78148
City Area Code	210
Local Phone Number	490-3977
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	6035 South Loop East, Houston, TX 77033